Intangibles - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase in discount rate	26.40%
Percentage of rise in increase in discount rate	10.60%
Intangible assets	$ 87,986	$ 78,555	$ 81,749
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated recoverable amount	$ 6,200,000	$ 5,100,000
Pre-tax discount rate applied to cash flow projections	15.80%	13.80%
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Intangible assets	$ 20,380	$ 20,380	$ 20,380
Capitalized development expenditure
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 13,500	$ 9,600